Property and Equipment (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2013 Vehicles [Member]	Dec. 31, 2013 Electronic Equipment [Member]	Dec. 31, 2013 Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures	$ 23,201	$ 22,479
Vehicles	244,220	236,617
Electronic equipment	126,026	120,454
Leasehold improvement	181,410	123,006
Less: accumulated depreciation	(320,062)	(199,930)
Property and equipment, net	$ 254,795	$ 302,626
Property, Plant and Equipment, Useful Life			5 years	4 years	3 years	3 years